Consolidated Balance Sheets		Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Current assets
Cash and cash equivalents		$ 3,105,405	$ 16,603,102	$ 48,295,085
Restricted cash		7,050,611	8,376,345	8,865,156
Short-term investments		1,335,713	7,854,809	7,787,897
Notes receivable		28,997	107,662
Accounts receivable, net		29,621,441	22,522,334	9,056,775
Accounts receivable – related parties		2,982,280	95,549
Prepayments		11,180,563	4,008,193	967,366
Prepayments – related parties			313,678	328,755
Inventories		4,337,981	1,831,918	568,641
Deferred contract costs		900,455	10,023,720	2,611,048
Due from related parties			89,578	563,797
Prepaid expenses and other current assets, net		3,029,734	3,105,435	2,094,712
Assets held for sale, net		48,084,826
Total current assets		111,658,006	74,932,323	81,139,232
Property and equipment, net		448,637	585,193	366,775
Intangible assets, net		2,991,351	3,345,419	553,924
Operating lease right of use assets		990,436	1,327,575	1,257,911
Deferred tax assets		2,148,329	2,193,792	176,437
Long-term deposits				243,400
Long-term investments		25,524,462	25,012,046	794,752
Goodwill		1,111,777	1,144,824
Other non-current assets		1,901,635	366,441	348,481
Total non-current assets		35,116,627	33,975,290	3,741,680
Total assets		146,774,633	108,907,613	84,880,912
Current liabilities
Deposit payable				11,616,021
Short-term borrowing		1,594,850	149,296
Accounts and notes payable		24,377,883	23,280,345	8,356,031
Accounts and notes payable – related parties		3,913
Advance from customers		5,765,805	5,905,599	5,379,558
Advance from customers – related parties			268,905	1,706,224
Income tax payable		408,205	416,768	21,478
Deferred revenue		854,919	1,001,372	250,881
Deferred revenue – related parties			63,911	180,779
Due to related parties			12,992,961	488,279
Operating lease liabilities, current		587,140	625,048	574,825
Accrued expenses and other liabilities		4,566,050	4,599,018	4,852,226
Liabilities held for sale		18,604,826
Total current liabilities		56,763,591	49,303,223	33,426,302
Deferred tax liabilities		213,347	209,612
Operating lease liabilities, noncurrent		263,427	551,221	628,046
Total liabilities		57,240,365	50,064,056	34,054,348
Mezzanine Equity			68,868,762	55,316,068
Shareholders’ deficit
Ordinary share value			4,407	4,407
Additional paid-in capital			5,656,757
Class A ordinary shares	[1]	24,479,909	5,053,833
Class B ordinary shares	[1]	24,485,706	12,803,327
Additional paid-in capital(1)	[1]	51,554,606	(12,195,996)
Statutory reserve		919,407	919,407	17,758
Accumulated deficit		(12,999,690)	(18,411,335)	(4,694,698)
Accumulated other comprehensive loss		(420,122)	(275,752)	(66,799)
Total shareholders’ equity (deficit) attributable to the Company		88,019,816	(12,106,516)	(4,739,332)
Non-controlling interests		1,514,452	2,081,311	249,828
Total shareholders’ equity (deficit)		89,534,268	(10,025,205)	(4,489,504)
Total liabilities, mezzanine equity and shareholders’ equity (deficit)		146,774,633	108,907,613	84,880,912
Series Seed Convertible Redeemable Preferred Shares
Current liabilities
Mezzanine Equity			1,078,376	1,118,712
Series A Convertible Redeemable Preferred Shares
Current liabilities
Mezzanine Equity			3,135,822	3,077,673
Series A-1 Convertible Redeemable Preferred Shares
Current liabilities
Mezzanine Equity			6,591,553	6,500,169
Series A-2 Convertible Redeemable Preferred Shares
Current liabilities
Mezzanine Equity			4,629,590	4,513,809
Series A-3 Convertible Redeemable Preferred Shares
Current liabilities
Mezzanine Equity			4,843,169	4,714,561
Series B Convertible Redeemable Preferred Shares
Current liabilities
Mezzanine Equity			23,676,836	23,075,583
Series B+ Convertible Redeemable Preferred Shares
Current liabilities
Mezzanine Equity			12,707,581	12,315,561
Series C Convertible Redeemable Preferred Shares
Current liabilities
Mezzanine Equity			$ 12,205,835

[1]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 3.